Supplement to the
Fidelity® Small Cap Discovery Fund
June 29, 2017
Prospectus

Effective December 18, 2017, the redemption fee has been removed.

SMR-17-02 1.769904.120	November 17, 2017

Supplement to the
Fidelity's Cap Stock Funds
June 29, 2017
Prospectus

Effective December 18, 2017, the redemption fee for Fidelity® Small Cap Stock Fund has been removed.

The following information replaces existing information for Fidelity® Mid-Cap Stock Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

John Roth (lead portfolio manager) has managed the fund since February 2011.

Nicola Stafford (co-manager) has managed the fund since July 2017.

The following information replaces existing information for Fidelity® Small Cap Stock Fund found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Lionel Harris (lead portfolio manager) has managed the fund since November 2011.

Kip Johann-Berkel (co-manager) has managed the fund since July 2017.

It is expected that Mr. Harris will step away from portfolio management in June 2018. At that time, Mr. Johann-Berkel will assume sole portfolio management responsibilities for the fund.

The following information replaces the existing biographical information for Fidelity® Mid-Cap Stock Fund found in the "Fund Management" section under the heading "Portfolio Manager(s)".

John Roth is lead portfolio manager of Fidelity® Mid-Cap Stock Fund, which he has managed since February 2011. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Roth has worked as a research analyst and portfolio manager.

Nicola Stafford is co-manager of Fidelity® Mid-Cap Stock Fund, which she has managed since July 2017. She also manages other funds. Since joining Fidelity Investments in 2001, Ms. Stafford has worked as a research analyst and portfolio manager.

The following information replaces the existing biographical information for Fidelity® Small Cap Stock Fund found in the “Fund Management” section under the heading “Portfolio Manager(s)”.

Lionel Harris is lead portfolio manager of Fidelity® Small Cap Stock Fund, which he has managed since November 2011. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Harris has worked as a research analyst, high-income director of research, and portfolio manager.

Kip Johann-Berkel is co-manager of Fidelity® Small Cap Stock Fund, which he has managed since July 2017. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Johann-Berkel has worked as research analyst and portfolio manager.

It is expected that Mr. Harris will step away from portfolio management in June 2018. At that time, Mr. Johann-Berkel will assume sole portfolio management responsibilities for the fund.

SML-17-04 1.711115.143	November 17, 2017